787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14
Securities Act File No. 333-251638

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Trust”), we hereby transmit for filing with the Securities and Exchange Commission (“SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the acquisition by the SA VCP Dynamic Strategy Portfolio, a series of the Trust, of all of the assets and liabilities of the SA Invesco VCP Equity-Income Portfolio, a series of the Trust, in exchange for shares of the SA VCP Dynamic Strategy Portfolio. The Trust responded to the comments of the staff of the SEC to the Registration Statement in a separate letter filed on February 5, 2021. As communicated via email, the Trust has also concurrently filed herewith, by separate letter, a request for acceleration of effectiveness of the Registration Statement for Tuesday, February 9, 2021.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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